Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2018
RAW MATERIALS AND CONSUMABLES USED.
Raw Materials and Consumables Used

29.  RAW MATERIALS AND CONSUMABLES USED.

The detail of raw materials and consumables used for the years ended December 31, 2018, 2017 and 2016, is as follows:

	For the years ended December 31,
	2018	2017	2016
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(747,646,603)	(902,434,871)	(891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)
Transportation costs	(166,875,801)	(155,879,249)	(195,123,118)
Other raw materials and consumables	(146,626,543)	(175,733,439)	(115,400,740)
Total	(1,292,177,116)	(1,514,786,921)	(1,497,419,580)